INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Current:
Federal state and local					$ 0	$ 0
Total current					0	0
Deferred:
Federal State and local benefit					(1,129,273)	(791,570)
Net operating loss, net of state tax effect					(84,070)	(47,462)
Meals and entertainment					2,183	2,736
Stock based expenses					235,256	0
Other					84,071	56,796
Allowance					891,833	779,500
Total benefit	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0